Earnings per share - Schedule of Earning Per Share Detail (Detail) - EUR (€)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Profit for the period attributable to owners of the parent	€ 135,337,000	€ 102,487,000		€ 235,878,000	€ 149,217,000	€ (17,948,000)
Weighted Average Number of Ordinary Shares for Basic and Diluted EPS	489,266,292	462,979,116		472,171,426	462,967,450	458,274,730
Net profit per share, basic and diluted	€ 0.28	€ 0.22		€ 0.5	€ 0.32	€ (0.04)
Net profit per share, basic and diluted	€ 0.28	€ 0.22		€ 0.5	€ 0.32	€ (0.04)
Previously stated [member]
Earnings per share [line items]
Profit for the period attributable to owners of the parent						€ (17,950,000)
Parent [member]
Earnings per share [line items]
Profit for the period attributable to owners of the parent			€ (1,427,997)
Weighted Average Number of Ordinary Shares for Basic and Diluted EPS			1
Net profit per share, basic and diluted			€ (1,427,997)